Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 03, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	$ 1,830.0	$ 1,646.3
Additions	340.8	217.8
Property, plant and equipment				$ 230.3
Transfers	(10.3)
Disposals	(55.4)	(34.9)
Exchange differences	(54.0)	0.8
Cost, Ending balance	2,281.4	1,830.0	$ 1,646.3
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(837.9)	(767.3)
Charge for the year	(109.6)	(88.9)	(80.3)
Transfers	4.5
Disposals	27.4	18.5
Exchange differences	22.6	(0.2)
Accumulated depreciation, Ending balance	(893.0)	(837.9)	(767.3)
Net book amount	1,388.4	992.1
Land
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	68.2	69.5
Additions	1.6	0.0
Property, plant and equipment				19.2
Transfers	0.0
Disposals	(0.2)	(1.4)
Exchange differences	(5.0)	0.1
Cost, Ending balance	83.8	68.2	69.5
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	0.0	0.0
Charge for the year	0.0	0.0
Transfers	0.0
Disposals	0.0	0.0
Exchange differences	0.0	0.0
Accumulated depreciation, Ending balance	0.0	0.0	0.0
Net book amount	83.8	68.2
Buildings
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	346.8	344.5
Additions	58.9	7.9
Property, plant and equipment				44.1
Transfers	(6.0)
Disposals	(5.9)	(5.6)
Exchange differences	(5.1)	0.0
Cost, Ending balance	432.8	346.8	344.5
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(137.4)	(128.0)
Charge for the year	(14.6)	(11.3)
Transfers	0.8
Disposals	4.1	1.9
Exchange differences	3.2	0.0
Accumulated depreciation, Ending balance	(143.9)	(137.4)	(128.0)
Net book amount	288.9	209.4
Machinery and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	1,236.1	1,175.7
Additions	203.6	83.8
Property, plant and equipment				159.5
Transfers	2.2
Disposals	(48.1)	(24.3)
Exchange differences	(45.7)	0.9
Cost, Ending balance	1,507.6	1,236.1	1,175.7
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	(700.5)	(639.3)
Charge for the year	(95.0)	(77.6)
Transfers	3.7
Disposals	23.3	16.6
Exchange differences	19.4	(0.2)
Accumulated depreciation, Ending balance	(749.1)	(700.5)	(639.3)
Net book amount	758.5	535.6
Construction in Progress
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	178.9	56.6
Additions	76.7	126.1
Property, plant and equipment				$ 7.5
Transfers	(6.5)
Disposals	(1.2)	(3.6)
Exchange differences	1.8	(0.2)
Cost, Ending balance	257.2	178.9	56.6
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	0.0	0.0
Charge for the year	0.0	0.0
Transfers	0.0
Disposals	0.0	0.0
Exchange differences	0.0	0.0
Accumulated depreciation, Ending balance	0.0	0.0	$ 0.0
Net book amount	$ 257.2	$ 178.9